Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000857769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 13, 2017
Prospectus Date	rr_ProspectusDate	Feb. 13, 2017